Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent of public funds	¥ 15,913,526
Cash collateral pledged for derivative transactions included in Other assets	2,001,628	¥ 1,663,945
Cash collateral received for derivative transactions included in Other liabilities	¥ 861,877	¥ 1,080,929